INVENTORIES (Disclosure of inventories) (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Classes of current inventories [abstract]
Raw materials	$ 2,196,063	$ 2,193,242
Finished goods	157,483	328,606
Allowance for impairment	(1,936,000)	(340,000)
Total inventories	417,546	2,181,848
Less: non-current portion	0	(1,294,339)
Total current portion of inventories	$ 417,546	$ 887,509